Financial risk management and impairment of financial assets	12 Months Ended
Dec. 31, 2021
Financial risk management and impairment of financial assets
Financial risk management and impairment of financial assets

26Financial risk management and impairment of financial assets

The Group’s activities expose it to a variety of financial risks: market risk, credit risk and liquidity risk.

Credit risk and impairment

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from prepayments to suppliers and distributors and deposits with the Group’s bank.

Included in cash at bank is £10,388 thousand which is set aside to satisfy a short-term commitment that was satisfied during April 2022 and included within trade and other payables.

Also included in Cash at bank is £7,420 thousand deemed to be restricted as at December 31, 2021.

The carrying amount of financial assets represents the maximum credit exposure. Therefore, the maximum exposure to credit risk at the balance sheet date was £672 thousand (2020: £2,799 thousand) being the total of the carrying amount of financial assets excluding cash, which includes trade receivables and other receivables. All the receivables are with parties in the UK.

The allowance account of trade receivables is used to record impairment losses unless the Group is satisfied that no recovery of the amount owing is possible; at that point the amounts considered irrecoverable are written off against the trade receivables directly. The Group provides for impairment losses based on estimated irrecoverable amounts determined by reference to specific circumstances and the experience of management of debtor default in the industry.

On that basis, the loss allowance as at December 31, 2021 and December 31, 2020 was determined as £nil for trade receivables.

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Group’s financial position. The Group’s principal exposure to market risk is exposure to foreign exchange rate fluctuations. There are currently no currency forwards, options, or swaps to hedge this exposure.

26Financial risk management and impairment of financial assets (continued)

Foreign exchange risk

The Group is exposed to foreign exchange risk arising from exposure to various currencies in the ordinary course of business. The Group received proceeds from the Business Combination transaction in USD, and subsequently holds cash in both USD and GBP. The majority of the Group’s trading costs are in GBP. The Group also has supply contracts denominated in USD and EUR. The Group holds sufficient cash in both USD and GBP to satisfy its trading costs in each of these currencies. In 2020 and 2021, the Group did not consider foreign exchange rate risk to have a material impact on the financial statements and therefore no sensitivity analysis is presented The Company may be exposed to material foreign exchange risk in subsequent years as a result of the significance of the USD denominated Convertible Senior Secured Notes in particular relative to USD cash deposits held (which were $145,098 thousand at December 31,2021) and which are expected to decline as expenses are incurred until future funding is secured.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due.

The Group’s management uses short and long-term cash flow forecasts to manage liquidity risk. Forecasts are supplemented by sensitivity analysis which is used to assess funding adequacy for at least a 12-month period.

The Company manages its cash resources to ensure it has sufficient funds to meet all expected demands as they fall due.

Maturity analysis

		Between 2 and	After more than
	Within 1 year	5 years	5 years	Total
2021	£ 000	£ 000	£ 000	£ 000
Trade and other payables	40,227	5,975	—	46,202
Lease liabilities	362	1,343	237	1,942
Convertible senior secured notes	—	112,799	—	112,799
	40,589	120,117	237	160,943

2020
Trade and other payables	2,401	—	—	2,401
Lease liabilities	175	700	397	1,272
Other borrowings	6,309	—	—	6,309
	8,885	700	397	9,982

Capital management

The Group’s objective when managing capital is to ensure the Group continues as a going concern; and grows in a sustainable manner. Given the ongoing development of eVTOL aircraft with minimal revenues, the Group relies on funding raised from the Business Combination transaction and other equity investors. Cash flow forecasting is performed on a regular basis which includes rolling forecasts of the Group’s liquidity requirements to ensure that the Group has sufficient cash to meet operational needs.